UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 62.1%
	Accelerated Assets, Series 2018-1, Class B
$946,443	4.510%, 12/02/33 (A)	$976,430
	ACIS CLO, Series 2014-4A, Class B
850,000	3.679%, VAR ICE LIBOR USD 3 Month+1.770%, 05/01/26 (A)	851,621
	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,550,991
	AGL CLO, Series 2019-1A, Class D
850,000	5.768%, VAR ICE LIBOR USD 3 Month+3.850%, 10/20/32 (A)	849,121
	AIG CLO, Series 2019-1A, Class E
1,000,000	8.269%, VAR ICE LIBOR USD 3 Month+6.450%, 01/20/32 (A)	965,423
	Alinea CLO, Series 2018-1A, Class C
1,030,000	3.719%, VAR ICE LIBOR USD 3 Month+1.900%, 07/20/31 (A)	1,011,879
	Allegro CLO VI, Series 2018-2A, Class D
250,000	4.586%, VAR ICE LIBOR USD 3 Month+2.750%, 01/17/31 (A)	242,510
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,174,301
	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,333,317
	Apidos CLO XXXII, Series 2020-32A, Class D
315,000	3.500%, VAR ICE LIBOR USD 3 Month+3.500%, 01/20/33 (A) (B) (C)	315,000
	Atrium XV, Series 15A, Class D
845,000	4.806%, VAR ICE LIBOR USD 3 Month+3.000%, 01/23/31 (A)	832,459
	Avid Automobile Receivables Trust, Series 2019-1, Class D
1,340,000	4.030%, 07/15/26 (A)	1,356,294
	Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class C
1,000,000	4.240%, 09/22/25 (A)	1,064,634
	BANK, Series BN24, Class A3
1,180,000	2.960%, 11/15/62	1,256,640
	Barings CLO, Series 2018-2A, Class C
620,000	4.531%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/30 (A)	606,981
	Bayview Opportunity Master Fund IVA Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (D)	1,475,952
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
633,750	5.682%, 12/16/41 (A)	673,589
	Business Jet Securities, Series 2019-1, Class A
3,214,819	4.212%, 07/15/34 (A)	3,311,816

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 62.1% (continued)
	Carbone CLO, Series 2017-1A, Class B
$325,000	3.627%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	$317,538
	CarVal CLO III, Series 2019-2A, Class D
1,550,000	5.519%, VAR ICE LIBOR USD 3 Month+3.700%, 07/20/32 (A)	1,546,086
	CCG Receivables Trust, Series 2019-1, Class C
875,000	3.570%, 09/14/26 (A)	900,115
	Cent CLO, Series 2018-C17A, Class BR
750,000	3.620%, VAR ICE LIBOR USD 3 Month+1.850%, 04/30/31 (A)	741,598
	Citigroup Commercial Mortgage Trust, Series C7, Class A4
2,780,000	3.102%, 12/15/72	2,975,030
	Citigroup Commercial Mortgage Trust, Series GC43, Class A4
3,110,000	3.038%, 11/10/52	3,317,920
	Coinstar Funding, Series 2017-1A, Class A2
6,078,125	5.216%, 04/25/47 (A)	6,296,769
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,060,676
	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47 (A)	3,412,781
	Cook Park CLO, Series 2018-1A, Class C
250,000	3.586%, VAR ICE LIBOR USD 3 Month+1.750%, 04/17/30 (A)	245,695
	CoreVest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,747,431
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)	620,825
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
538,067	5.103%, 05/25/35	542,854
	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,147,284
	CSAIL Commercial Mortgage Trust, Series C18, Class A4
1,710,000	2.968%, 12/15/52	1,802,009
	DB Master Finance, Series 2017-1A, Class A2II
2,263,800	4.030%, 11/20/47 (A)	2,387,766
	DB Master Finance, Series 2019-1A, Class A23
1,562,150	4.352%, 05/20/49 (A)	1,666,142
	Diamond Resorts Owner Trust, Series 2017-1A, Class C
1,814,766	6.070%, 10/22/29 (A)	1,865,905

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 62.1% (continued)
	Diamond Resorts Owner Trust, Series 2018-1, Class C
$1,336,978	4.530%, 01/21/31 (A)	$1,376,348
	Domino's Pizza Master Issuer, Series 2017-1A, Class A23
3,616,750	4.118%, 07/25/47 (A)	3,847,209
	Domino's Pizza Master Issuer, Series 2018-1A, Class A2I
2,147,300	4.116%, 07/25/48 (A)	2,249,039
	Domino's Pizza Master Issuer, Series 2018-1A, Class A2II
334,900	4.328%, 07/25/48 (A)	359,646
	DRIVEN BRANDS FUNDING, Series 2018-1A, Class A2
564,938	4.739%, 04/20/48 (A)	595,501
	DRIVEN BRANDS FUNDING, Series 2019-1A, Class A2
450,450	4.641%, 04/20/49 (A)	475,945
	Dryden CLO, Series 2018-64A, Class C
250,000	3.569%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	244,921
	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	7.681%, VAR ICE LIBOR USD 3 Month+5.850%, 10/15/30 (A)	558,641
	Elevation CLO, Series 2019-4A, Class CR
1,850,000	4.019%, VAR ICE LIBOR USD 3 Month+2.200%, 04/18/27 (A)	1,846,973
	Elm Trust, Series 2018-2A, Class A2
1,875,000	4.605%, 10/20/27 (A)	1,894,550
	Falcon Aerospace, Series 2017-1, Class A
1,299,843	4.581%, 02/15/42 (A)	1,321,836
	FAN Engine Securitization, Series 2013-1A, Class 1A
2,851,887	4.625%, 10/15/43 (A)	2,815,679
	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,159,363
	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,160,527
	First Investors Auto Owner Trust, Series 2019-2A, Class E
2,620,000	3.880%, 01/15/26 (A)	2,658,999
	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	7.749%, VAR ICE LIBOR USD 3 Month+5.850%, 11/22/31 (A)	385,646
	GCA Holdings, Series 2014-1, Class C
2,005,020	6.000%, 01/05/30 (A) (B) (C)	1,669,981
	GCA Holdings, Series 2014-1, Class D
891,842	7.500%, 01/05/30 (A) (B) (C)	528,416

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 62.1% (continued)
	GCA Holdings, Series 2014-1, Class E
$3,160,000	0.652%, 01/05/30 (A) (B) (C)	$—
	Genesis Sales Finance Master Trust, Series 2019-AA, Class B
1,000,000	5.420%, 08/20/23 (A)	1,017,951
	Global Container Assets, Series 2015-1A, Class B
601,086	4.500%, 02/05/30 (A)	595,961
	GS Mortgage Securities Trust, Series GC45, Class A5
1,200,000	2.911%, 02/13/53	1,267,565
	Harbor Park CLO, Series 2018-1A, Class D
400,000	4.719%, VAR ICE LIBOR USD 3 Month+2.900%, 01/20/31 (A)	390,877
	Harbour Aircraft Investments, Series 2017-1, Class C
3,094,283	8.000%, 11/15/37	3,105,106
	Horizon Aircraft Finance I, Series 2018-1, Class A
3,837,404	4.458%, 12/15/38 (A)	3,996,863
	HPLY Trust, Series 2019-HIT, Class C
1,331,988	3.276%, VAR ICE LIBOR USD 1 Month+1.600%, 11/15/36 (A)	1,333,242
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,556,812
	Invitation Homes Trust, Series 2018-SFR2, Class E
4,700,000	3.676%, VAR ICE LIBOR USD 1 Month+2.000%, 06/17/37 (A)	4,723,389
	Invitation Homes Trust, Series 2018-SFR1, Class E
2,062,718	3.669%, VAR ICE LIBOR USD 1 Month+2.000%, 03/17/37 (A)	2,064,675
	Invitation Homes Trust, Series 2018-SFR3, Class E
3,130,000	3.669%, VAR ICE LIBOR USD 1 Month+2.000%, 07/17/37 (A)	3,141,740
	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,522,799	4.250%, 12/15/38 (A)	2,603,196
	Madison Park Funding XXI, Series 2019-21A, Class DR
1,000,000	9.391%, VAR ICE LIBOR USD 3 Month+7.560%, 10/15/32 (A)	1,001,506
	MAPS, Series 2018-1A, Class B
1,471,180	5.193%, 05/15/43 (A)	1,527,272
	Milos CLO, Series 2017-1A, Class E
375,000	8.119%, VAR ICE LIBOR USD 3 Month+6.300%, 10/20/30 (A)	371,479
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
1,180,000	5.671%, 06/15/44 (A) (D)	1,152,705
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A) (D)	2,107,216

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 62.1% (continued)
	Mountain View CLO, Series 2018-10A, Class CR
$960,000	3.698%, VAR ICE LIBOR USD 3 Month+1.850%, 10/13/27 (A)	$959,895
	OCP CLO, Series 2017-10A, Class BR
1,070,000	3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/27 (A)	1,069,871
	OCP CLO, Series 2017-8A, Class CR
1,690,000	4.636%, VAR ICE LIBOR USD 3 Month+2.800%, 04/17/27 (A)	1,685,738
	OCP CLO, Series 2019-17A, Class E
1,000,000	8.479%, VAR ICE LIBOR USD 3 Month+6.660%, 07/20/32 (A)	986,449
	Octagon Investment Partners, Series 2018-2A, Class B
940,000	3.544%, VAR ICE LIBOR USD 3 Month+1.750%, 07/25/30 (A)	926,171
	Octagon Investment Partners, Series 2018-3A, Class E
280,000	7.569%, VAR ICE LIBOR USD 3 Month+5.750%, 10/20/30 (A)	270,316
	Octagon Investment Partners XXIII, Series 2018-1A, Class CR
850,000	3.681%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27 (A)	850,166
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,015,526
	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,787,237
	Orange Lake Timeshare Trust, Series 2019-A, Class D
2,347,170	4.930%, 04/09/38 (A)	2,410,663
	Palmer Square CLO, Series 2019-1A, Class C
1,000,000	5.685%, VAR ICE LIBOR USD 3 Month+3.750%, 11/14/32 (A)	1,001,186
	Palmer Square Loan Funding, Series 2019-2A, Class B
1,710,000	4.069%, VAR ICE LIBOR USD 3 Month+2.250%, 04/20/27 (A)	1,707,633
	Pioneer Aircraft Finance, Series 2019-1, Class B
1,268,036	4.948%, 06/15/44 (A)	1,288,678
	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
4,715,313	4.666%, 09/05/48 (A)	4,967,346
	Prestige Auto Receivables Trust, Series 2019-1A, Class E
610,000	3.900%, 05/15/26 (A)	624,598
	PRPM, Series 2017-3A, Class A2
2,076,000	5.000%, 11/25/22 (A) (D)	2,071,044
	PRPM, Series 2018-1A, Class A2
1,180,000	5.000%, 04/25/23 (A) (D)	1,184,499
	SCF Equipment Leasing, Series 2018-1A, Class C
3,485,000	4.210%, 04/20/27 (A)	3,537,048

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 62.1% (continued)
	SCF Equipment Leasing, Series 2019-1A, Class E
$3,371,737	5.490%, 04/20/30 (A)	$3,402,904
	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	709,487
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.076%, VAR ICE LIBOR USD 1 Month+4.400%, 11/15/27 (A) (B) (C)	2,468,748
	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,701,269
	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
660,000	4.300%, 11/15/24 (A)	676,121
	TRESTLES CLO II, Series 2018-2A, Class D
415,000	7.544%, VAR ICE LIBOR USD 3 Month+5.750%, 07/25/31 (A)	395,774
	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	5.047%, 05/10/63 (A) (D)	728,051
	WAVE Trust, Series 2017-1A, Class B
2,434,733	5.682%, 11/15/42 (A)	2,524,369
	Welk Resorts, Series 2019-AA, Class D
685,193	4.030%, 06/15/38 (A)	695,622
	Wendy's Funding, Series 2019-1A, Class A2II
1,666,625	4.080%, 06/15/49 (A)	1,760,123
	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
1,315,000	4.968%, 06/15/45 (A) (D)	1,005,599
	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,559,452	4.750%, 09/15/43 (A)	2,731,847
	Wingstop Funding, Series 2018-1, Class A2
942,875	4.970%, 12/05/48 (A)	972,708
	Total Asset-Backed Securities
	(Cost $179,819,030)	180,666,843

Residential Mortgage-Backed Obligations — 18.7%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
444,792	5.500%, 04/25/34 (B) (C)	453,611
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,630,994	6.000%, 09/25/34	1,681,221

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 18.7% (continued)
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
$242,810	5.750%, 01/25/35 (B) (C)	$246,906
	Alternative Loan Trust, Series 2005-J1, Class 2A1
217,290	5.500%, 02/25/25	223,024
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
772,681	5.500%, 10/25/33	818,503
	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,010,886	5.750%, 11/25/35	1,100,910
	Banc of America Funding Trust, Series 2007-4, Class 5A1
294,080	5.500%, 11/25/34	296,785
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
344,193	4.606%, 08/25/34 (B) (C) (D)	342,082
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
1,214,093	4.737%, 08/25/35 (D)	1,148,338
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
232,392	4.606%, 09/25/34 (A) (B) (C) (D)	238,742
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
1,368,639	4.190%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	1,389,047
	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1
1,061,813	4.000%, 01/25/68 (A) (D)	1,064,807
	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1
3,454,980	4.125%, 03/25/59 (A)	3,485,144
	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
2,077,137	4.061%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/31 (A)	2,104,049
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
338,490	5.500%, 08/25/34 (B) (C)	342,648
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
2,143,586	6.160%, 12/25/33	2,205,933
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
837,296	2.011%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34 (B) (C)	783,726
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2
830,000	3.461%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/30	835,530

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 18.7% (continued)
	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2
$2,048,000	4.061%, VAR ICE LIBOR USD 1 Month+2.400%, 05/25/30	$2,087,644
	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
2,987,940	3.861%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	3,044,080
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
3,420,000	5.556%, 08/10/44 (A) (D)	3,416,155
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
64,826	4.507%, 07/25/35 (B) (C) (D)	63,096
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,191,282	4.395%, 10/25/34 (D)	1,213,861
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,572,621	3.611%, 08/25/35 (D)	1,422,043
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
4,083,485	1.871%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	3,552,932
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
1,924,020	6.000%, 09/25/34	1,982,812
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
1,068,272	6.000%, 10/25/37	1,152,075
	Lehman XS Trust, Series 2006-2N, Class 1A1
843,965	1.921%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	784,118
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
1,701,965	3.885%, 03/25/35 (D)	1,657,248
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
2,433,924	3.350%, 03/25/35 (D)	2,255,042
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
765,694	4.642%, 04/25/36 (B) (C) (D)	773,338
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
505,571	5.250%, 11/25/33	516,652
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
3,203,746	5.500%, 03/25/34	3,284,966
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
499,414	5.500%, 06/25/34	512,080
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
733,108	6.000%, 06/25/34	756,161
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
1,595,656	6.000%, 09/25/34	1,669,262

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 18.7% (continued)
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
$205,441	5.500%, 11/25/35	$215,372
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
2,276,256	4.701%, 03/25/35 (D)	1,623,630
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
4,771,144	1.971%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	3,751,098
	Total Residential Mortgage-Backed Obligations
	(Cost $52,949,063)	54,494,671

Commercial Mortgage-Backed Obligations — 11.2%
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
775,000	5.176%, VAR ICE LIBOR USD 1 Month+3.500%, 11/15/31 (A)	773,312
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,215,000	6.176%, VAR ICE LIBOR USD 1 Month+4.500%, 11/15/31 (A)	2,207,813
	Commercial Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.722%, 12/10/44 (A) (D)	1,468,724
	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.992%, 08/15/45 (A) (D)	1,001,016
	Credit Suisse Commercial Mortgage Securities, Series 2019-SKLZ, Class D
455,000	5.276%, VAR ICE LIBOR USD 1 Month+3.600%, 01/15/34 (A)	457,275
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
1,186,195	5.869%, 09/15/40 (D)	647,307
	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	5,261,282
	CSMC Trust, Series 2018-RPL7, Class A1
1,282,138	4.000%, 08/26/58 (A)	1,296,364
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.287%, 06/15/43 (A) (D)	662,874
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.599%, 08/15/46 (A) (D)	3,077,251
	Motel 6 Trust, Series 2017-M6MZ, Class M
6,021,967	8.603%, VAR ICE LIBOR USD 1 Month+6.927%, 08/15/24 (A)	6,082,744
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.704%, 03/11/31 (A) (D)	1,864,752

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 11.2% (continued)
	Starwood Retail Property Trust, Series 2014-STAR, Class F
$3,785,000	5.370%, VAR ICE LIBOR USD 1 Month+3.694%, 11/15/27 (A) (B) (C)	$2,548,221
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,240,343	5.857%, 03/15/44 (A) (D)	2,796,854
	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,500,673	5.839%, 02/15/44 (A) (D)	2,548,364
	Total Commercial Mortgage-Backed Obligations
	(Cost $33,129,297)	32,694,153

Other Investment — 2.9%
	ECAF I BLOCKER Ltd.
900	0.000%, 03/15/40 (B) (C)	8,391,600
	Total Other Investment
	(Cost $9,000,000)	8,391,600

Municipal Bond — 1.0%
	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
2,830,000	7.309%, 06/01/34	2,945,464
	Total Municipal Bond
	(Cost $2,512,250)	2,945,464

Short-Term Investment — 1.3%
3,780,326	Dreyfus Treasury Prime Cash Management, Institutional Class , 1.430%(E)	3,780,326
	Total Short-Term Investment
	(Cost $3,780,326)	3,780,326
	Total Investments — 97.2%
	(Cost $281,189,966)	282,973,057
	Other Assets and Liabilities, net — 2.8%	8,199,200
	Net Assets — 100.0%	$291,172,257

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at January 31, 2020 was $210,144,509, representing 72.2% of Net Assets of the Portfolio.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2020, was $19,166,115 and represented 6.6% of net assets.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	The rate shown is the 7-day effective yield as of January 31, 2020.

CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
L.P. — Limited Partnership
Ltd. — Limited
RB — Revenue Bond
VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$175,684,698	$4,982,145	$180,666,843
Residential Mortgage-Backed Obligations	—	51,250,522	3,244,149	54,494,671
Commercial Mortgage-Backed Obligations	—	30,145,932	2,548,221	32,694,153
Other Investment	—	—	8,391,600	8,391,600
Municipal Bond	—	2,945,464	—	2,945,464
Short-Term Investment	3,780,326	—	—	3,780,326
Total Investments in Securities	$3,780,326	$260,026,616	$19,166,115	$282,973,057

Portfolio of Investments – as of January 31, 2020 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value:

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Investments in Commercial Mortgage-Backed Obligations	Investments in Other Investments	Total Investments
Beginning balance as of November 1, 2019	$8,982,993	$1,259,434	$2,838,750	$7,776,000	$20,857,177
Accrued discounts/premiums	5,857	608	4,264	-	10,729
Realized gain/(loss)	180	599	-	-	779
Change in unrealized appreciation/(depreciation)	6,558	(3,720)	(294,793)	615,600	323,645
Purchases	11,975	-	-	-	11,975
Sales	(2,717,675)	(23,447)			(2,741,122)
Net transfer into Level 3	2,783,748	2,010,675	-	-	4,794,423
Net transfer out of Level 3	(4,091,491)	-	-	-	(4,091,491)
Ending balance as of January 31, 2020	$4,982,145	$3,244,149	$2,548,221	$8,391,600	$19,166,115

For the period ended January 31, 2020, there have been no transfers between Level 1 and Level 2 assets and liabilities.
For the period ended January 31, 2020, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.
Amounts designated as “-“ are $0.
For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

Item 2.      Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020